Rye Patch Acquisition	12 Months Ended
Dec. 31, 2018
Disclosure Of Business Combinations [Abstract]
Rye Patch Acquisition
5.	RYE PATCH ACQUISITION

On May 25, 2018 (“Closing Date”), the Company acquired all of the outstanding common shares of Rye Patch exchanging 0.48 of the Company’s shares (the “Exchange Ratio”) and cash consideration of C$0.001 for each common share of Rye Patch. This resulted in 39,105,365 common shares of the Company being issued and C$81 ($63) cash being paid to the former shareholders of Rye Patch.

In addition to the 39,105,365 common shares each Rye Patch share option and warrant, which gave the holder the right to acquire common shares of Rye Patch, was exchanged for a warrant and share option which gave the holder the right to acquire common shares in the Company on the same basis as the Exchange ratio (the “Replacement Warrants and Options”). The exercise price of the Replacement Warrants and Options was determined by dividing the exercise price of the Rye Patch warrants and share options by the Exchange Ratio.

The 9,508,540 Replacement Warrants and 1,511,800 Options issued have been included in the consideration paid at their fair value based on the Black-Scholes pricing model using the following assumptions:

Replacement Warrants

May 25,
2018
Risk-free interest rate	1.9%
Expected life of warrants	0.2 - 3.2 years
Annualized volatility	25.9 - 45.7%
Dividend rate	0.0%

The weighted average grant date fair value of the Alio warrants consideration granted upon acquisition, was C$0.21 ($0.16) per warrant.

Replacement Options

May 25,
2018
Risk-free interest rate	1.9 - 2.3%
Expected life of options	0.2 - 9.7 years
Annualized volatility	25.4 - 50.4%
Forfeiture rate	2.2%
Dividend rate	0.0%

The weighted average grant date fair value of the Alio share options consideration granted upon acquisition, was C$0.48 ($0.37) per option.

The transaction has been accounted for by the Company as a business combination. The transaction qualified as a business combination under IFRS 3 - Business Combinations, as the significant inputs, processes and outputs, that together constitute a business, currently exist. The primary business of Rye Patch is the Florida Canyon Mine, an operating gold mine, in Nevada, Unites States. Rye Patch was acquired to diversify the Company’s asset base.

The total consideration paid totalled $72,055 and has been allocated on a provisional basis to the assets acquired and liabilities based on their estimated fair values on the Closing Date as follows:

Consideration paid
39,105,365 Alio common shares	$69,771
9,508,540 Alio warrants	1,658
1,511,800 Alio share options	563
Cash paid	63
Total consideration	$72,055

Allocation of consideration
Cash and cash equivalents	$11,006
Trade and other receivables	552
Inventories	30,368
Advances and prepaid expenses	1,366
Mineral properties, plant and equipment, exploration and evaluation	71,413
Assets held for sale (note 6)	19,000
Reclamation bonds	16,047
Trade payables and accrued liabilities	(10,186)
Other financial liability	(5,000)
Provision for site reclamation and closure	(30,227)
Credit facility	(16,562)
Equipment loan payable	(2,431)
Derivative liability	(9,674)
Deferred tax liability	(3,617)
Net assets acquired	$72,055

The fair value of acquired receivables is equal to their gross contractual amount at the Closing date.

The initial accounting for the acquisition of Rye Patch has been provisionally determined at the end of the reporting period. The Company continues to evaluate the fair market value of the acquired mineral properties and deferred tax liabilities. Adjustments to mineral properties and deferred tax liabilities may occur in future periods as the fair value estimates are finalized (note 2(d)).

Financial and operating results of Rye Patch are included in the Company’s consolidated financial statements effective May 25, 2018. During the year ended December 31, 2018, the acquisition of Rye Patch contributed revenues of $37,340 and net earnings of $11,035.

Had the business combination been affected at January 1, 2018, pro forma revenues and net loss of the Company for the year ended December 31, 2018, would have been $127,296 and $15,938, respectively.